Deferred gain (Details Narrative) $ in Thousands, € in Millions	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Aug. 10, 2021 USD ($)	Aug. 10, 2021 EUR (€)
Deferred Gain
Deferred gain	$ 529		$ 529	€ 0.5